[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

April 11, 2002

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:        State Street Research Financial Trust
           Securities Act of 1933 Registration No. 33-10327
           Investment Company Act of 1940 File No. 811-4911
           CIK 0000806390
           -------------------------------------------
Ladies and Gentlemen:

On behalf of State Street Research Financial Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use which are foreign language translations of the English language prospectuses noted below. The prospectuses were filed electronically on March 5, 2002 (EDGAR accession number 0000912057-02-008660).

                                                         PROSPECTUSES
               FUND                                      DATED MARCH 1, 2002
               ----                                      -------------------

                                                         CHINESE    SPANISH
                                                         -------    -------
               State Street Research
               Government Income Fund                                  X

               State Street Research
               International Equity Fund                               X

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectuses referenced above are fair and accurate translations of the foreign language versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
FINANCIAL TRUST


By:        /s/ Amy L. Simmons
           ----------------------------
           Amy L. Simmons
           Assistant Secretary


cc:        Peter T. Fariel, Esq.
           Geoffrey R.T. Kenyon, Esq.
             Goodwin Procter LLP
           Terrence J. Cullen, Esq.
             State Street Research & Management Company